Financing and Interest (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Financing and Interest [Abstract]
Interest and finance expense	$ 108.3
Unamortized Debt Issuance Costs	42.1
Debt redemption	$ 19.2